Commitments and Contingencies Environmental Compliance (Detail) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) bbl Release	Dec. 31, 2014 Release	Dec. 31, 2015 USD ($)	Sep. 15, 2015 USD ($)	May 06, 2015 bbl
Site Contingency [Line Items]
Loss Contingency, Estimate of Possible Loss		$ 7.0
Fort Berthold Indian Reservation
Site Contingency [Line Items]
Site Contingency, Loss Exposure, Number of Releases of Produced Water | Release		3	3
Site Contingency, Loss Exposure, Release of Produced Water | bbl		28,000				5,200
Accrual for Environmental Loss Contingencies	$ 2.1	$ 2.1		$ 1.7
Maximum
Site Contingency [Line Items]
Loss Contingency, Estimate of Possible Loss					$ 1.1
Maximum | Fort Berthold Indian Reservation
Site Contingency [Line Items]
Site Contingency, Loss Exposure in Excess of Accrual, Best Estimate	3.6	3.6
Minimum | Fort Berthold Indian Reservation
Site Contingency [Line Items]
Site Contingency, Loss Exposure in Excess of Accrual, Best Estimate	$ 2.1	$ 2.1